EQUITY-ACCOUNTED INVESTMENTS	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Equity-Accounted Investments [Abstract]
EQUITY-ACCOUNTED INVESTMENTS	EQUITY-ACCOUNTED INVESTMENTS
The following are the company’s equity-accounted investments for the six months ended June 30, 2021:

(MILLIONS)	June 30, 2021
Opening balance	$372
Share of net earnings	1
Dividends received	(1)
Foreign exchange translation and other	2
Ending balance	$374